Subsequent Events - 10Q (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 05, 2024	Nov. 13, 2024	Mar. 18, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 18, 2023
Subsequent Event [Line Items]
Granted (in shares)				849,012	183,391
Class A common stock issued upon exercise of stock options (in shares)				83,795	20,348
Class of warrant or right, number of securities called by warrants or rights (in shares)						1,825,635
Subsequent Event
Subsequent Event [Line Items]
Granted (in shares)		34,695	740,752
Class A common stock issued upon exercise of stock options (in shares)		8,858	29,320
Sale of stock, consideration received on transaction	$ 189,500
Subsequent Event | Private Placement
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	1,835,000
Sale of stock, price per share (in dollars per share)	$ 50.00
Class of warrant or right, number of securities called by warrants or rights (in shares)	2,165,042
Class of warrant or right, purchase price of warrants or rights	$ 49.999
Class of warrant or right, exercise price of warrants or rights (in dollars per share)	$ 0.001
Sale of stock, consideration received on transaction, gross	$ 200,000